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NEW YORK 10036-6522

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                       January 26, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: Laura Hatch

RE:	The Gabelli Natural Resources, Gold & Income Trust (File Nos. 333-152424 and 811-22216)
Ladies and Gentlemen:
     Electronically transmitted herewith for filing on behalf of The Gabelli Natural Resources, Gold & Income Trust (the “Fund”) is the Fund’s Pre-Effective Amendment No. 4 to its registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933.
     The Fund represents that its Registration Statement is substantially similar to Pre-Effective Amendment No. 3, filed December 29, 2010, to the Fund’s Registration Statement and that no substantive changes have been made to the disclosure contained in Pre-Effective Amendment No. 3 to the Fund’s Registration Statement, except certain updating changes (primarily in the Statement of Additional Information), inclusion of audited seed financials and minor modifications to information regarding the Fund’s investment adviser and other minor updates. In addition, based on current market conditions, the Fund has no plans to issue preferred and debt securities in the next year. Accordingly, the Fund hereby requests accelerated review of the Fund’s Registration Statement.
     If you have any questions or comments or require any additional information in connection with the Fund or the Registration Statement please telephone me at (212) 735-2262 or Rick Prins at 212-735-2790.

Very truly yours,

/s/ Rose Park

Rose Park, Esq.